Equity (Aggregate Share Repurchases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Consideration	$ 3,000	$ 2,141	$ 1,200
Shares repurchased	96	95	70